SCHEDULE OF BASIC AND DILUTED NET INCOME (LOSS) PER SHARE (Details) - USD ($)		3 Months Ended		6 Months Ended		10 Months Ended	12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2025
ScheduleOfBasicAndDilutedNetIncomeLossPerShareLineItem [Line Items]
Net income (loss)		$ (53,287)				$ (79,422)	$ 245,454
Goodvision AI Inc [Member]
ScheduleOfBasicAndDilutedNetIncomeLossPerShareLineItem [Line Items]
Net income (loss)		$ (211,067)	$ 21,050	$ (737,021)	$ 44,058
Weighted average number of shares outstanding - Basic	[1],[2]	10,000	10,000	10,000	10,000
Weighted average number of shares outstanding - Diluted	[1],[2]	10,000	10,000	10,000	10,000
Net income (loss) per ordinary share - basic	[2]	$ (21.11)	$ 2.11	$ (73.70)	$ 4.41
Net income (loss) per ordinary share - diluted	[2]	$ (21.11)	$ 2.11	$ (73.70)	$ 4.41

[1]	Shares and per share data have been retroactively restated to reflect the recapitalization (see Note 9).
[2]	Shares have been retroactively restated to reflect the recapitalization. See Note 9.